Fair Value Of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Financial Liabilities Measured at Fair Value on Recurring Basis

The following table sets forth the Company’s financial liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	AS OF DECEMBER 31, 2019
	LEVEL 1	LEVEL 2	LEVEL 3	FAIR VALUE
Financial liabilities
Non-current liabilities
Compound derivative liability	$—	—	51	$51
Warrant liability	$—	—	361	$361

	AS OF SEPTEMBER 30, 2020
	LEVEL 1	LEVEL 2	LEVEL 3	FAIR VALUE
Financial assets
Cash equivalents
Money market funds	$90,114	—	—	$90,114
Financial liabilities
Non-current liabilities
Compound derivative liability	$—	—	43	$43

Reconciliation of Financial Liabilities Measured at Fair Value Using Level 3 Unobservable Inputs

The following table is a reconciliation of all financial liabilities measured at fair value using Level 3 unobservable inputs (in thousands):

	WARRANT LIABILITY	COMPOUND DERIVATIVE LIABILITY
Fair value at December 31, 2019	$361	$51
Change in fair value	658	(8)
Reclassification to equity	(1,019)	—

Fair value at September 30, 2020	$—	$43

Predecessor Company
Financial Liabilities Measured at Fair Value on Recurring Basis

The following table sets forth the Company’s financial liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	AS OF DECEMBER 31, 2019
	LEVEL 1	LEVEL 2	LEVEL 3	FAIR VALUE
Financial liabilities
Long term liabilities
Compound derivative liability	$—	—	51	$51
Warrant liability	$—	—	361	$361

Reconciliation of Financial Liabilities Measured at Fair Value Using Level 3 Unobservable Inputs

The following tables are a reconciliation of all financial liabilities measured at fair value using Level 3 unobservable inputs (in thousands):

	WARRANT LIABILITY	COMPOUND DERIVATIVE LIABILITY
Balance as of December 31, 2018	$—	$—
Additions	361	51
Change in market value	—	—

Balance as of December 31, 2019	$361	$51